Equity - Schedule of Share Premium (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity reserves [abstract]
Opening balance	€ 17,050	€ 17,006	€ 16,950
Issue of shares	28	44	56
Closing balance	€ 17,078	€ 17,050	€ 17,006